Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,016,000	$ 2,626,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of Patents	1,008,000	9,000
Stock based compensation	390,000	316,000
Non-cash royalty revenue	(70,000)
Source (use) of cash from changes in operating assets and liabilities:
Royalty receivables	(39,000)	(15,000)
Other current assets	(54,000)	(16,000)
Deferred tax asset	535,000	709,000
Accounts payable and accrued expenses	(61,000)	(956,000)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	2,725,000	2,673,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of patents and other assets	(4,463,000)
Investments	(126,000)
NET CASH USED IN INVESTING ACTIVITIES	(4,589,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Value of shares delivered to fund withholding taxes	(781,000)	(487,000)
Repurchase of treasury stock	(1,497,000)	(880,000)
Proceeds from exercises of options and warrants	1,097,000	16,000
NET CASH (USED IN) FINANCING ACTIVITIES	(1,181,000)	(1,351,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,045,000)	1,322,000
CASH AND CASH EQUIVALENTS, Beginning	21,983,000	20,661,000
CASH AND CASH EQUIVALENTS, Ending	18,938,000	21,983,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the years for Interest
Cash paid during the years for Taxes	352,000	266,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Value of shares and warrants issued to purchase patents	$ 1,616,000